Related Party Transactions (Details) - Schedule of related party transactions - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Balances with related parties:
Short-term liabilities due to shareholders	$ 10,577	$ 96,320
Long -term loans due to shareholders	$ 1,088,250	$ 1,088,250